Stockholders' Equity Matters - Additional Information (Details) - $ / shares															12 Months Ended
	Apr. 28, 2022	Feb. 24, 2022	Nov. 04, 2021	Aug. 05, 2021	May 06, 2021	Feb. 24, 2021	Nov. 04, 2020	Aug. 05, 2020	May 05, 2020	Feb. 13, 2020	Oct. 31, 2019	Jul. 26, 2019	May 22, 2019	Feb. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Dividends per share (in dollars per share)		$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6185	$ 0.6110	$ 0.6110	$ 0.6110	$ 2.47	$ 2.47	$ 2.45
Percent of dividends paid															100.00%	100.00%	100.00%
Capital gains
Class of Stock [Line Items]
Percent of dividends paid															21.80%	49.50%	14.70%
Subsequent Event
Class of Stock [Line Items]
Dividends per share (in dollars per share)	$ 0.6185	$ 0.6185